Company-Owned Life Insurance (Tables)	12 Months Ended
Feb. 24, 2023
Company-Owned Life Insurance [Abstract]
Company Owned Life Insurance [Table Text Block]
The balances of our COLI investments as of February 24, 2023 and February 25, 2022 were as follows:

Type	Ability to Choose Investments	Net Return	Target Asset Allocation as of February 24, 2023	Net Cash Surrender Value
				February 24, 2023	February 25, 2022
Whole life COLI policies	No ability	A rate of return set periodically by the insurance companies	Not applicable	$103.0	$108.6
Variable life COLI policies	Can allocate across a set of choices provided by the insurance companies	Fluctuates depending on performance of underlying investments	65% fixed income; 35% equity	54.3	59.4
				$157.3	$168.0